Document And Entity Information	12 Months Ended
Dec. 31, 2020
Document Information Line Items
Entity Registrant Name	Lion Group Holding Ltd.
Document Type	F-1/A
Amendment Flag	true
Amendment Description	Amendment No. 1
Entity Central Index Key	0001806524
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Unit A-C, 33/F
Entity Address, Address Line Two	Tower A, Billion Center 1 Wang Kwong Road
Entity Address, City or Town	Kowloon Bay
Entity Address, Country	HK
Business Contact
Document Information Line Items
Entity Address, Address Line One	122 East 42nd Street
Entity Address, Address Line Two	18th Floor
Entity Address, City or Town	New York
Contact Personnel Name	Cogency Global Inc.
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10168
City Area Code	212
Local Phone Number	947-7200